Schedule of reconciliation of carrying amount of goodwill (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Opening balance	$ 39,258	$ 44,434
Business acquired		1,441
Foreign currency translation difference	(1,032)	(6,617)
Balance as of March 31	$ 38,226	$ 39,258